Contract Costs	12 Months Ended
Mar. 31, 2025
Contract Costs [Abstract]
CONTRACT COSTS

NOTE 4 — CONTRACT COSTS

Contract costs consist of raw materials and labor cost for different sub-projects of road reconstruction project in Taiyuan, the revenue of which have not been recognized yet. The movement of contract costs is as follow:

	March 31, 2025	March 31, 2024
Balance at beginning of the year	$—	$138,220
Provision for impairment loss	—	(132,444)
Exchange adjustment	—	(5,776)
Ending balance	$—	$—